Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Warrants and Rights Note Disclosure [Abstract]
Warrants [Text Block]

9. Warrants

The Company had 1,782,222 and 22,222 outstanding warrants to purchase common stock as of June 30, 2015 and June 30, 2014, respectively. 1,760,000 of those warrants, at June 30, 2015, are considered derivative warrants because they contain exercise-price adjustment features. The remaining 22,222 warrants that were outstanding as of June 30, 2015 and 2014 were non-derivative warrants, which expire on February 1, 2017 and have an exercise price of $1.50 per share of common stock.

July 30, 2014 Warrants

On July 30, 2014, we issued warrants to individuals who provided guarantees in connection with a $5,000,000 line of credit that was obtained by us on that same date. The warrants allow the warrant holders to purchase a total of 800,000 shares of our common stock for $3.15 per share, which was $0.01 per share higher than the closing market price of our common stock on July 30, 2014. The warrants vested immediately and are exercisable any time prior to their expiration on October 30, 2019. These warrants have anti-dilution provisions that could require some of the warrants’ terms to change upon the occurrence of certain future events. The anti-dilution provisions could result in changes to the warrants’ strike price and the number of shares that can be purchased by the warrant holders. Because the strike price is not fixed, the warrants are reported as liabilities on our balance sheet. On the date the warrants were issued, we recognized a warrant liability that was equal to the warrants’ fair value of $1,420,000. A corresponding entry was made to deferred loan fees.
Deferred loan fees, an asset on our balance sheet, are being amortized over the life of the line of credit agreement, which expires on June 1, 2016. During the three months and six months ended June 30, 2015, we recognized $195,000 and $388,000, of amortization expense, respectively, on this asset.
The warrant liability is adjusted to the warrants’ fair value at the end of each reporting period. Increases (decreases) in the warrant liability are reported as interest expense on the Company’s statement of operations. On December 31, 2014 and June 30, 2015, the warrants were adjusted to their estimated fair value of $1,410,000 and $872,000, respectively. The Company’s statement of operations for the three months and six months ended June 30, 2015 include unrealized gains included in interest expense of $578,000 and $538,000, respectively. The unrealized gains correspond with the decrease in the warrant liability since March 31, 2015 and December 31, 2014, respectively.
The warrants’ fair value was calculated using the binomial options-pricing model. Pursuant to the terms of the relevant warrant agreements, the anti-dilution provisions are only applicable if a private offering is closed at a price below the warrant exercise price ($3.15) before a public offering is closed for at least $10,000,000. In the June 30, 2015 calculation, we assumed that there was a 25% probability that the Company would close a private stock offering in the remainder of 2015 that is not preceded by a material public offering. If the market price of the Company’s stock was less than the warrants’ exercise price on the date of a private stock offering, we assumed that the warrants’ exercise price would be reduced, and the number of shares purchasable by warrant holders would increase, in accordance with the terms of the warrant agreements. Additional assumptions we used in our valuation calculations were as follows:

	June 30, 2015	December 31, 2014
Stock price	$1.72	$2.90
Volatility	80.0%	72.5%
Risk-free interest rate	1.32%	1.65%
Exercise price	$3.15	$3.15
Expected life (years)	4.33	4.83
Dividend yield	0%	0%
Private stock offering %	25%	15%
Public stock offering %	70%	80%
Equity raise time period	3rd Quarter 2015	4th Quarter 2015

December 4, 2014 Warrants

On December 4, 2014, we issued warrants to individuals who provided guarantees in connection with a $6,000,000 line of credit that was obtained by us on that same date. The warrants allow the warrant holders to purchase a total of 960,000 shares of the common stock for $2.71 per share, which was equal to the closing market price of our common stock on December 4, 2014. The warrants vested immediately and are exercisable any time prior to their expiration on December 4, 2019. These warrants have anti-dilution provisions, under which the warrants’ strike price could change if certain future events occur. The anti-dilution provisions could result in changes to the warrants’ strike price and the number of shares that can be purchased by the warrant holders. Because the strike price is not fixed, the warrants are reported as liabilities on our balance sheet. On the date the warrants were issued, we recognized a warrant liability that was equal to the warrants’ fair value of $1,660,000. A corresponding entry was made to deferred loan fees.
Deferred loan fees, an asset on our balance sheet, is being amortized over the life of the line of credit agreement, which expires on June 1, 2016. During the three months and six months ended June 30, 2015, we recognized $277,000 and $553,000 of amortization expense, respectively, on this asset.
The warrant liability is adjusted to the warrants’ fair value at the end of each reporting period. Increases (decreases) in the warrant liability are reported as interest expense on our statement of operations. On December 31, 2014 and June 30, 2015, the warrants were adjusted to their estimated fair value of $1,790,000 and $999,000, respectively. The Company’s statement of operations for the three months and six months ended June 30, 2015 include unrealized gains included in interest expense of $651,000 and $791,000, respectively. The unrealized gains correspond with the decrease in the warrant liability since March 31, 2015 and December 31, 2014, respectively.
The warrants’ fair value was calculated using the binomial options-pricing model. Pursuant to the terms of the relevant warrant agreements, the anti-dilution provisions are applicable if either a public or private offering is closed at a price below the warrant exercise price ($2.71). In the June 30, 2015 calculation, we assumed that there was a 100% probability that the Company would close a public or private stock offering in the remainder of 2015. If the market price of the Company’s stock was less than the warrants’ exercise price on the date of a stock offering, we assumed that the warrants’ exercise price would be reduced, in accordance with the terms of the warrant agreements. Additional assumptions we used in our valuation calculations were as follows:

	June 30, 2015	December 31, 2014
Stock price	$1.72	$2.90
Volatility	80.0%	72.5%
Risk-free interest rate	1.32%	1.65%
Exercise price	$2.71	$2.71
Expected life (years)	4.43	4.93
Dividend yield	0%	0%

The following table summarizes the derivative warrant activity since December 31, 2014:

	Weighted- Average Exercise Price	Warrants Outstanding December 31, 2014	Warrants Issued in 2015	Warrants Outstanding June 30, 2015
Warrants issued July 30, 2014	$3.15	800	—	800
Warrants issued December 4, 2014	$2.71	960	—	960
Total	$2.91	1,760	—	1,760
The following table summarizes the changes in the derivative warrants’ fair values since December 31, 2014:

	Warrants Issued on July 30, 2014	Warrants Issued on December 4, 2014	Total
Fair value of outstanding warrants as of December 31, 2014	$1,410	$1,790	$3,200
Change in fair value of warrants through 2nd Quarter 2015	(538)	(791)	(1,329)
Fair value of outstanding warrants as of June 30, 2015	$872	$999	$1,871

13. Warrants

The Company had 1,782,222 and 22,222 outstanding warrants to purchase common stock as of December 31, 2014 and December 31, 2013, respectively. 1,760,000 of those warrants at December 31, 2014 are considered derivative warrants because they contain exercise-price adjustment features. The remaining 22,222 non-derivative warrants as of December 31, 2014 and 2013 expire on February 1, 2017 and have an exercise price of $1.50 per share of common stock.

July 30, 2014 Warrants

On July 30, 2014, we issued warrants to individuals who provided guarantees in connection with a $5,000,000 line of credit that was obtained by us on that same date. The warrants allow the warrant holders to purchase a total of 800,000 shares of our common stock for $3.15 per share, which was $0.01 per share higher than the closing market price of our common stock on July 30, 2014. The warrants vested immediately and are exercisable any time prior to their expiration on October 30, 2019. These warrants have anti-dilution provisions that could require some of the warrants’ terms to change upon the occurrence of certain future events. Some of the anti-dilution provisions on warrants issued to our officers and directors do not become effective unless and until they are approved by our stockholders. If approved, the anti-dilution provisions could result in changes to the warrants’ strike price and the number of shares that can be purchased by the warrant holders. Because the strike price is not fixed, the warrants are reported as liabilities on our balance sheet. On the date the warrants were issued, we recognized a warrant liability that was equal to the warrants’ fair value of $1,420,000. A corresponding entry was made to deferred loan fees.
Deferred loan fees are being amortized over the life of the line of credit agreement, which expires on June 1, 2016. During the year ended December 31, 2014, we recognized $322,000 of amortization expense on this asset.
The warrant liability is adjusted to the warrants’ fair value at the end of each reporting period. Increases (decreases) in the warrant liability are reported as unrealized losses (gains) on the Company’s statement of operations. On December 31, 2014, the warrants were adjusted to their estimated fair value of $1,410,000. The Company’s statement of operations includes an unrealized gain of $10,000, which corresponds with the reduction in the liability since July 30, 2014.
The warrants’ fair value was calculated using the binomial options-pricing model. In those calculations, we assumed that there was a 15% probability that the Company would have a private stock offering in the second half of 2015. If the market price of the Company’s stock was less than the warrants’ exercise price on the date of a private stock offering, we assumed that the warrants’ exercise price would be reduced, and the number of shares purchasable by warrant holders would increase, in accordance with the terms of the warrant agreements. Additional assumptions we used in our valuation calculations were as follows:

	December 31, 2014	July 30, 2014
Stock price	$2.90	$3.14
Volatility	72.5%	61.5%
Risk-free interest rate	1.65%	1.83%
Exercise price	$3.15	$3.15
Expected life (years)	4.83	5.25
Dividend yield	0%	0%

December 4, 2014 Warrants

On December 4, 2014, we issued warrants to individuals who provided guarantees in connection with a $6,000,000 line of credit that was obtained by us on that same date. The warrants allow the warrant holders to purchase a total of 960,000 shares of the common stock for $2.71 per share, which was equal to the closing market price of our common stock on December 4, 2014. The warrants vested immediately and are exercisable any time prior to their expiration on December 4, 2019. These warrants have anti-dilution provisions, under which the warrants’ strike price could change if certain future events occur. Some of the anti-dilution provisions on warrants issued to the Company’s officers and directors do not become effective unless and until they are approved by the Company’s stockholders. Because the strike price is not fixed, the warrants are reported as liabilities on our balance sheet. On the date the warrants were issued, we recognized a warrant liability that was equal to the warrants’ fair value of $1,660,000. A corresponding entry was made to deferred loan fees.
Deferred loan fees are being amortized over the life of the line of credit agreement, which expires on June 1, 2016. During the year ended December 31, 2014, we recognized $92,000 of amortization expense on this asset.
The warrant liability is adjusted to the warrants’ fair value at the end of each reporting period. Increases (decreases) in the warrant liability are reported as unrealized losses (gains) on our statement of operations. On December 31, 2014, the warrants were adjusted to their estimated fair value of $1,790,000. Our statement of operations includes an unrealized loss of $130,000, which corresponds with the increase in the liability since December 4, 2014.
The warrants’ fair value was calculated using the binomial options-pricing model. In those calculations, we assumed that there was a 100% probability that the Company would have a public or private stock offering in the second half of 2015. If the market price of the Company’s stock was less than the warrants’ exercise price on the date of a stock offering, we assumed that the warrants’ exercise price would be reduced, in accordance with the terms of the warrant agreements. Additional assumptions we used in our valuation calculations were as follows:

	December 31, 2014	December 4, 2014
Stock price	$2.90	$2.71
Volatility	72.5%	72.5%
Risk-free interest rate	1.65%	1.59%
Exercise price	$2.71	$2.71
Expected life (years)	4.93	5
Dividend yield	0%	0%
The Company did not have any derivative warrants outstanding on December 31, 2013. The following table summarizes the derivative warrant activity in 2014:

	Weighted-Average Exercise Price	Warrants Outstanding December 31, 2013	Warrants Issued in 2014	Warrants Outstanding December 31, 2014
Warrants issued July 30, 2014	$3.15	—	800	800
Warrants issued December 4, 2014	$2.71	—	960	960
Total	$2.91	—	1,760	1,760
The following table summarizes the changes in the derivative warrants’ fair values in 2014: